Earnings (Loss) Per Share (Tables)	12 Months Ended
Dec. 31, 2023
Earnings per share [abstract]
Schedule of Income or Loss Per Common and Preferred Share

	Years ended December 31,
Description	2023	2022	2021

Numerator
Loss for the year	(2,380,456)	(722,367)	(4,213,208)

Denominator
Weighted average number of common shares	928,965,058	928,965,058	928,965,058
Weighted average number of preferred shares	335,145,967	335,291,821	333,286,277
Economic value of preferred shares	75	75	75
Weighted average number of equivalent preferred shares(a)	347,532,168	347,678,022	345,672,478
Weighted average number of equivalent common shares(b)	26,064,912,583	26,075,851,633	25,925,435,858
Weighted average number of presumed conversions	220,081,929	77,059,124	63,296,103
Weighted average number of preferred shares that would have been issued the average share price at the market price	4,041,744	3,290,760	2,711,861
Average share price at market price (in reais)	14.35	18.17	36.87

Basic loss per common share – R$	(0.09)	(0.03)	(0.16)
Diluted loss per common share – R$	(0.09)	(0.03)	(0.16)
Basic loss per preferred share – R$	(6.85)	(2.08)	(12.19)
Diluted loss per preferred share – R$	(6.85)	(2.08)	(12.19)

(a)This refers to the participation in the value of the Company's total equity, calculated as if all 928,965,058 common shares had been converted into 12,386,201 preferred shares at the conversion ratio of 75 common shares for each preferred share.
(b)This refers to the participation in the value of the Company's total equity, calculated as if the weighted average of preferred shares had been converted into common shares at the conversion ratio of 75 common shares for each one preferred share.